Loss Sharing Agreements and FDIC Loss Share Receivables - Schedule of FDIC Loss Share Receivables (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FDIC Loss Share Receivable [Line Items]
Balance at beginning of period	$ 423,069,000	$ 423,069,000
Amortization		(97,849,000)	(118,100,000)	(72,086,000)
Impairment	31,813,000	31,813,000
Balance at end of period		162,312,000	423,069,000
FDIC Loss Share Receivable [Member]
FDIC Loss Share Receivable [Line Items]
Balance at beginning of period	423,069,000	423,069,000	591,844,000
Change due to (reversal of) loan loss provision recorded on FDIC covered loans		(56,085,000)	84,085,000
Amortization		(97,849,000)	(118,100,000)
Submission of reimbursable losses to the FDIC		(52,586,000)	(123,986,000)
Impairment		(31,813,000)
Changes due to a change in cash flow assumptions on OREO and other changes		(22,424,000)	(10,774,000)
Balance at end of period		$ 162,312,000	$ 423,069,000